Derivatives - Balance sheet location (Details) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Other Liabilities | Interest rate swap agreement | Derivatives not designated as hedging instrument
Derivative [Line Items]
Interest rate swap contract	$ 461	$ 4,782	$ 5,253